SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY BALANCE SHEETS (Parenthetical) (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Parent Company USD ($)	Dec. 31, 2012 Parent Company CNY	Dec. 31, 2011 Parent Company CNY
Condensed Financial Statements, Captions [Line Items]
Common stock, par value	$ 0.025	0.027	0.027	$ 0.025	0.027	0.027
Common stock, shares authorized	8,000,000,000	8,000,000,000	8,000,000,000	8,000,000,000,000	8,000,000,000,000	8,000,000,000,000
Common stock, shares issued	37,815,292	37,815,292	37,538,161	37,815,292,000	37,815,292,000	37,538,161,000
Common stock, shares outstanding	37,815,292	37,815,292	37,538,161	37,815,292,000	37,815,292,000	37,538,161,000